SHARE-BASED COMPENSATION (Deferred share unit plan Narrative) (Details)	3 Months Ended		12 Months Ended
	Mar. 30, 2025 USD ($)	Dec. 29, 2024 USD ($) shares	Dec. 28, 2025 USD ($) shares	Dec. 29, 2024 USD ($) shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses			$ 67,760,000	$ 64,524,000
Accelerated vesting expense	$ 12,000,000.0		12,300,000	12,300,000
Share-based payments			36,929,000	53,577,000
Mr. Chamandy
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payments		$ (6,000,000)	$ 17,000,000.0	$ 17,000,000.0
DSUs1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum percentage of annual board retainer in the form of share-based payment arrangement			50.00%
Number of other equity instruments outstanding (in shares) | shares		140,393	48,747	140,393	411,000
Other equity instruments outstanding amount		$ 6,600,000	$ 3,100,000	$ 6,600,000
Fair value per unit outstanding (in dollars per share)		$ 46.86	63.65	46.86
Compensation expense included in selling, general and administrative expenses			$ 2,400,000	$ 4,900,000